Note 27 - Operating Lease Commitments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of Operating Lease Commitments [Text Block]
2
7
.
Operating lease commitments

(US dollars in thousands)	2018	2017	2016
	Property	Property	Property
Commitments under non-cancellable operating leases expiring:
Within one year	144	15	-
Later than one year and less than five years	160	159	-

The Group leases several buildings and office facilities. The terms of the leases vary from location to location. The main leases are in New South Wales, Australia and run for a period for a period of
5
years and
1
year. The leases are due to expire in
2019.